Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
December 31, 2021
FBF-Y35-NPRT3-0322
1.9892472.103
Domestic Equity Funds - 43.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,039,411	148,698,314
Fidelity Series Commodity Strategy Fund (a)	7,935,734	32,457,153
Fidelity Series Large Cap Growth Index Fund (a)	4,870,007	94,234,640
Fidelity Series Large Cap Stock Fund (a)	5,517,452	104,776,410
Fidelity Series Large Cap Value Index Fund (a)	12,887,654	200,531,889
Fidelity Series Small Cap Opportunities Fund (a)	3,364,018	50,191,144
Fidelity Series Value Discovery Fund (a)	4,477,052	74,184,757
TOTAL DOMESTIC EQUITY FUNDS (Cost $591,705,467)		705,074,307

International Equity Funds - 37.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,850,820	41,422,410
Fidelity Series Emerging Markets Fund (a)	1,995,593	20,973,682
Fidelity Series Emerging Markets Opportunities Fund (a)	8,971,671	188,584,529
Fidelity Series International Growth Fund (a)	4,883,944	93,381,001
Fidelity Series International Index Fund (a)	3,200,730	39,208,944
Fidelity Series International Small Cap Fund (a)	1,502,322	32,134,664
Fidelity Series International Value Fund (a)	8,364,595	93,432,525
Fidelity Series Overseas Fund (a)	6,483,774	93,366,343
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $537,272,727)		602,504,098

Bond Funds - 19.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	322,166	3,237,766
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,281,039	12,976,921
Fidelity Series Corporate Bond Fund (a)	3,508,365	38,627,104
Fidelity Series Emerging Markets Debt Fund (a)	929,240	8,428,206
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	300,751	2,839,090
Fidelity Series Floating Rate High Income Fund (a)	172,748	1,599,650
Fidelity Series Government Bond Index Fund (a)	4,864,526	51,466,686
Fidelity Series High Income Fund (a)	1,077,974	10,283,869
Fidelity Series International Developed Markets Bond Index Fund (a)	1,690,578	16,618,379
Fidelity Series Investment Grade Bond Fund (a)	4,724,605	54,899,914
Fidelity Series Investment Grade Securitized Fund (a)	3,695,715	38,028,911
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,588,508	64,654,086
Fidelity Series Real Estate Income Fund (a)	518,841	6,086,005
TOTAL BOND FUNDS (Cost $310,685,992)		309,746,587

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $417)	417	417

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,439,664,603)	1,617,325,409
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,394)
NET ASSETS - 100.0%	1,617,318,015

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	49	100,555	100,187	-	-	-	417	0.0%
Total	49	100,555	100,187	-	-	-	417

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	5,087,445	1,823,680	25,243	(19,430)	(6,569)	3,237,766
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	12,927,166	10,173	73,652	(82)	60,010	12,976,921
Fidelity Series Blue Chip Growth Fund	111,516,752	76,135,746	31,953,972	29,104,876	80,296	(7,080,508)	148,698,314
Fidelity Series Canada Fund	24,847,683	14,751,696	1,953,063	881,705	(31,924)	3,808,018	41,422,410
Fidelity Series Commodity Strategy Fund	32,134,732	23,898,721	17,296,054	12,511,837	(2,159,768)	(4,120,478)	32,457,153
Fidelity Series Corporate Bond Fund	25,844,512	16,038,842	3,584,141	721,488	(34,569)	362,460	38,627,104
Fidelity Series Emerging Markets Debt Fund	6,331,097	2,766,965	610,331	261,798	(23,221)	(36,304)	8,428,206
Fidelity Series Emerging Markets Debt Local Currency Fund	2,116,222	1,005,404	99,659	106,872	(5,654)	(177,223)	2,839,090
Fidelity Series Emerging Markets Fund	16,970,367	8,183,913	2,053,502	675,932	(57,145)	(2,069,951)	20,973,682
Fidelity Series Emerging Markets Opportunities Fund	152,559,057	92,313,618	20,592,528	21,186,641	(578,056)	(35,117,562)	188,584,529
Fidelity Series Floating Rate High Income Fund	1,275,463	570,588	256,345	50,924	(646)	10,590	1,599,650
Fidelity Series Government Bond Index Fund	31,875,644	21,810,917	2,504,242	330,830	(56,397)	340,764	51,466,686
Fidelity Series Government Money Market Fund 0.08%	2,999,304	554,694	3,553,998	755	-	-	-
Fidelity Series High Income Fund	7,347,150	3,237,593	434,595	378,692	(160)	133,881	10,283,869
Fidelity Series Inflation-Protected Bond Index Fund	23,123,548	7,942,020	32,037,091	307,817	2,010,368	(1,038,845)	-
Fidelity Series International Developed Markets Bond Index Fund	-	16,718,442	17,876	10,074	(163)	(82,024)	16,618,379
Fidelity Series International Growth Fund	61,107,700	35,688,833	6,697,703	7,114,847	165,767	3,116,404	93,381,001
Fidelity Series International Index Fund	25,512,221	13,760,270	1,194,656	948,619	(14,773)	1,145,882	39,208,944
Fidelity Series International Small Cap Fund	22,040,930	10,610,458	908,783	3,693,100	(8,950)	401,009	32,134,664
Fidelity Series International Value Fund	61,041,103	36,438,517	5,490,816	4,463,396	(93,242)	1,536,963	93,432,525
Fidelity Series Investment Grade Bond Fund	35,374,026	23,232,257	3,891,082	781,616	(62,990)	247,703	54,899,914
Fidelity Series Investment Grade Securitized Fund	24,786,379	15,822,825	2,493,823	156,303	(28,385)	(58,085)	38,028,911
Fidelity Series Large Cap Growth Index Fund	70,393,671	26,562,714	19,771,100	2,769,161	740,811	16,308,544	94,234,640
Fidelity Series Large Cap Stock Fund	76,883,581	39,623,368	13,693,735	8,701,595	(216,597)	2,179,793	104,776,410
Fidelity Series Large Cap Value Index Fund	146,863,528	67,374,501	22,606,481	11,695,267	(231,813)	9,132,154	200,531,889
Fidelity Series Long-Term Treasury Bond Index Fund	31,673,562	35,999,461	5,939,550	862,734	(726,429)	3,647,042	64,654,086
Fidelity Series Overseas Fund	61,210,465	31,383,552	8,552,907	2,635,192	16,714	9,308,519	93,366,343
Fidelity Series Real Estate Income Fund	4,401,433	1,731,836	335,967	203,494	(994)	289,697	6,086,005
Fidelity Series Short-Term Credit Fund	1,479,747	419,873	1,890,860	12,155	12,630	(21,390)	-
Fidelity Series Small Cap Opportunities Fund	37,132,221	26,606,120	6,894,649	11,773,477	(289,408)	(6,363,140)	50,191,144
Fidelity Series Treasury Bill Index Fund	4,765,756	1,390,827	6,156,583	1,205	1,514	(1,514)	-
Fidelity Series Value Discovery Fund	54,265,924	28,254,515	10,364,024	5,928,164	(129,668)	2,158,010	74,184,757
	1,157,873,778	698,843,697	235,663,969	128,369,461	(1,742,364)	(1,986,150)	1,617,324,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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